Income Tax Expense	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income Tax Expense

18. Income tax expense

(1) Details of income tax expense for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Current tax on profit for the year	~~W~~	11,775	~~W~~	7,430	~~W~~	4,180
Deferred tax expense (benefit)		(249)		(4,377)		(3,036)
Income tax expense	~~W~~	11,526	~~W~~	3,053	~~W~~	1,144

(2) The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the Group for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Profit before income tax	~~W~~	51,256	~~W~~	34,439	~~W~~	14,458
Income tax using the statutory tax rate of each country		12,063		8,994		3,232
Adjustments
Expenses not deductible for tax purpose		42		62		136
Tax amounts paid in a foreign country		4,854		5,196		3,963
Changes in recognition of previously unrecognized deferred tax assets		(4,347)		—		—
Utilization of previously unrecognized deferred tax asset		—		(5,347)		(3,307)
Change in deferred tax due to carry-forward deficits		(33)		(6,265)		(3,036)
Effect of change foreign currency exchange rate		(12)		(221)		495
Tax credit		(543)		—		—
Others		(498)		634		(339)
Total adjustments		(537)		(5,941)		(2,088)
Income tax expense	~~W~~	11,526	~~W~~	3,053	~~W~~	1,144
Effective tax rate		22%		9%		8%

(3) Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019						December 31, 2018
	Beginning balance		Increase (decrease)		Ending balance		Beginning balance		Increase (decrease)		Ending balance
		(In millions of Korean won)						(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	~~W~~	25	~~W~~	(18)	~~W~~	7	~~W~~	—	~~W~~	25	~~W~~	25
Intangible assets		238		(17)		221		—		238		238
Other non-current assets		8		96		104		49		(41)		8
Accounts payables		531		996		1,527		—		531		531
Accrued expenses		—		39		39		—		—		—
Deferred revenue		60		614		674		180		(120)		60
Allowance for doubtful account		264		11		275		—		264		264
Other non-current liabilities		46		—		46		39		7		46
Investments in subsidiaries		—		389		389		2,747		(2,747)		—
Lease		—		1		1		—		—		—
Foreign taxes paid		(4)		4		—		—		(4)		(4)
Others		(21)		(4)		(25)		(120)		99		(21)
Sub Total		1,147		2,111		3,258		2,895		(1,748)		1,147
Deferred tax due to carry-forward deficits		1,951		(1,918)		33		108		1,843		1,951
Deferred tax due to tax credit carry-forward		4,315		56		4,371		33		4,282		4,315
Deferred tax assets	~~W~~	7,413	~~W~~	249	~~W~~	7,662	~~W~~	3,036	~~W~~	4,377	~~W~~	7,413

The future realizability of deferred tax assets is reassessed by taking into consideration various factors such as the Group's performance, the overall economic environment and industry outlook, expected future earnings and deductible period of tax credits carry-forward. As of December 31, 2019, the Group has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of future taxable income. This amount may change if the estimate of future taxable income changes.

(4) Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2019 are as follows:

Year of expiration	Unused loss carryforwards		Unused tax credit carryforwards
2020	~~W~~	—	~~W~~	212
2021		—		176
2022		—		163
2023		1,045		501
2024		2,662		518
After 2024		7,604		—
Total	~~W~~	11,311	~~W~~	1,570

As of December 31, 2019 and 2018, the Group did not recognize deferred income tax asset for the temporary difference of Won 14,350 million and Won 25,536 million relating to investments in subsidiaries and other temporary differences of Won 895 million and Won 18,453 million, respectively, as such temporary differences are not expected to be utilized in the foreseeable future.